Convertible Preferred Shares	12 Months Ended
Dec. 31, 2022
Convertible Preferred Shares [Abstract]
CONVERTIBLE PREFERRED SHARES

Note 12:- convertible preferred shares

In March 2020, the Company issued 394,626 shares of Series B convertible preferred shares and 36,775 Warrants to purchase Series B-2 preferred shares for total proceeds of $1,190.

In December 2020, Warrants B-2 were exercised resulting with the issuance of 71,977 shares of Series B-2 convertible preferred shares for total gross proceeds of $256.

During 2021, Warrants B-2 that were outstanding on December 31, 2020 were exercised resulting with the issuance of 1,021,974 shares of Series B-2 convertible preferred shares for total gross proceeds of $3,637, and an additional 172,912 Series B-2 convertible preferred shares were issued upon the cashless exercise of Warrants B-2.

Pursuant to the Merger Agreement and pursuant to shareholder approval (see Note 3) effective October 7, 2021, the Company affected the Recapitalization described in Note 1(d)

Pursuant to the Merger Agreement, the Company adopted its restated articles, pursuant to which the Company’s authorized capital consisted of 130,000,000 Ordinary Shares, with a par value of NIS 0.000216 per share, which reflect the Recapitalization.